Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Assets Pledges as Collateral

Assets pledged as collateral in regards to the borrowings as of December 31, 2017 are as follows:

	Bank	Book value	Pledged amount
	(in millions of Won)
Property, plant and equipment and Investment property (*1)	Korea Development Bank and others	￦ 5,777,330	4,969,201
Trade accounts and notes receivable	Korea Development Bank and others	147,581	147,581
Inventories	Export-Import Bank of Korea and others	162,198	116,378
Financial instruments	Woori Bank and others	56,491	55,048

		￦6,143,600	5,288,208

(*1)	Includes other assets(land-use right).

Short-term borrowings and current portion of long-term borrowings [member]
Summary of Borrowings

Short-term borrowings and current portion of long-term borrowings as of December 31, 2016 and 2017 are as follows:

	Bank	Issuance date	Maturity date	Interest rate (%)	2016		2017
	(in millions of Won)
Short-term borrowings
Bank overdrafts	JP Morgan and others	January, 2017~ December, 2017	January, 2018~ December, 2018	1.2~9.0	￦	254,036	217,879
Short-term borrowings	HSBC and others	January, 2017~ December, 2017	January, 2018~ December, 2018	0.3~10.5		7,725,691	7,956,939

						7,979,727	8,174,818

Current portion of long-term liabilities
Current portion of long-term borrowings	Export-Import Bank of Korea and others	September, 2001~ November, 2017	February, 2018~ December, 2018	0.4~8.5		1,390,733	1,407,123
Current portion of debentures	Korean Development Bank and others	August, 2009~ November, 2016	February, 2018~ December, 2018	1.4~6.1		825,176	1,693,974
Less: Current portion of discount on debentures issued						(829)	(1,399)

						2,215,080	3,099,698

					￦	10,194,807	11,274,516

Long-term borrowings [member]
Summary of Borrowings

Long-term borrowings, excluding current portion as of December 31, 2016 and 2017 are as follows:

	Bank	Issuance date	Maturity date	Interest rate (%)	2016		2017
	(in millions of Won)
Long-term borrowings	Export-Import bank of Korea and others	September, 2001~ December, 2017	March, 2019~ March, 2037	0.5~8.4	￦	6,420,612	4,839,199
Less: Present value discount						(55,799)	(36,459)
Bonds	Korea Development Bank and others	August, 2009~ November, 2017	February, 2019~ July, 2025	1.8~6.3		6,163,896	4,999,575
Less: Discount on debentures issued						(18,518)	(13,174)

					￦	12,510,191	9,789,141